Note 8 - Short Term Debt	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Note 8 - Short Term Debt

Short-term debt consists of the following at September 30, 2012 and December 31, 2011:

	September 30	December 31,
	2012	2011
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Accrued interest on the above promissory notes totaled $1,142 and $92 at September 30, 2012 and December 31, 2011, respectively.

The following presents components of interest expense by instrument type at September 30, 2012 and 2011, respectively:

	September 30,	September 30,
	2012	2011
Interest on convertible debentures	$3,110	$–
Amortization on discount on convertible debentures	25,997	–
Amortization on debt issuance costs	1,224
Interest on short term debt	1,050	–
Accounts payable related finance charges	655	835
	$32,036	$835